Loans and borrowings	12 Months Ended
Mar. 31, 2018
Text block1 [abstract]
Loans and borrowings

12. Loans and borrowings

Short-term loans and borrowings

The Company had short-term borrowings including bank overdrafts amounting to ₹116,742 and ₹79,598 as at March 31, 2017 and 2018 respectively. The principal source of Short-term borrowings from banks as of March 31, 2018 primarily consists of lines of credit of approximately ₹10,000 million, U.S. Dollar (U.S.$) 1,748 million, Canadian Dollar (CAD) 57 million, EURO 19 million, United Kingdom Pound sterling (GBP) 43 million, Indonesian Rupiah (IDR) 13,000 million and Saudi Riyal (SAR) 43 million from bankers for working capital requirements and other short term needs. As of March 31, 2018, the Company has unutilized lines of credit aggregating U.S.$ 711 million, EURO 2 million, GBP 42 million, CAD 27 million, ₹1,003 million, IDR 13,000 million and SAR 39 million. To utilize these unused lines of credit, the Company requires consent of the lender and compliance with certain financial covenants. Significant portion of these lines of credit are revolving credit facilities and floating rate foreign currency loans, renewable on a periodic basis. Significant portion of these facilities bear floating rates of interest, referenced to LIBOR and a spread, determined based on market conditions.

The Company has non-fund based revolving credit facilities in various currencies equivalent to ₹51,739 and ₹44,022 as of March 31, 2017 and 2018, respectively, towards operational requirements that can be used for the issuance of letters of credit and bank guarantees. As of March 31, 2017 and 2018, an amount of ₹29,716, and ₹22,476 respectively, was unutilized out of these non-fund based facilities.

Long-term loans and borrowings

	As at March 31, 2017			As at March 31, 2018
Currency	Foreign currency in millions	Indian Rupee		Foreign currency in millions	Indian Rupee		Interest rate	Final maturity
Unsecured external commercial borrowing
U.S. Dollar	150		9,728	150		9,777	1.94%	June 2018
Unsecured loans
USD	2		118	625		40,715	1.90% - 3.81%	June 2021
Canadian Dollar (CAD)	85		4,131	72		3,660	1.20% - 3.26%	July 2021
Indian Rupee	NA		714	NA		366	8.30% - 9.40%	December 2021
Australian Dollar (AUD)	2		116	2		92	4.65%	January 2022
Great British Pound (GBP)	1		73	^		42	2.93%	February 2022
Euro	19		1,282	^		24	2.98%	December 2020
Brazilian Real (BRL)	—		—	1		12	14.04%	May 2019
Saudi Arabian Riyal (SAR)	71		1,229	—		—

		₹	17,391		₹	54,688
Obligations under finance leases			8,280			5,442
Liabilities directly associated with assets held for sale			—			(1,469)

			8,280			3,973

		₹	25,671		₹	58,661

Non-current portion of long-term loans and borrowings			19,611			45,268
Current portion of long-term loans and borrowings			6,060			13,393
^ Value is less than ₹1.

Changes in financing liabilities arising from cash and non-cash changes:

				Non-cash changes
	April 1, 2017		Cash flow	Assets taken on financial lease		Foreign exchange movements		Less: Liabilities directly associated with assets held for sale	March 31, 2018
Borrowings from banks		120,911	(6,661)		—		5,439	—		119,689
Bank overdrafts		1,992	2,007		—		—	—		3,999
External commercial borrowings		9,728	—		—		49	—		9,777
Obligations under finance leases		8,280	(3,627)		766		23	(1,469)		3,973
Loans from other than bank		1,501	(695)		—		15	—		821

	₹	142,412	₹(8,976)	₹	766	₹	5,526	₹(1,469)	₹	138,259

The contracts governing the Company’s unsecured external commercial borrowing contain certain covenants that limit future borrowings. The terms of the other secured and unsecured loans and borrowings also contain certain restrictive covenants primarily requiring the Company to maintain certain financial ratios. As at March 31, 2017 and 2018 the Company has met all the covenants under these arrangements.

Obligations under finance leases amounting to ₹ 8,280 and ₹ 5,442 as at March 31, 2017 and 2018, respectively, are secured by underlying property, plant and equipment.

Interest expense was ₹ 1,916 and ₹ 3,045 for the year ended March 31, 2017 and 2018, respectively.

Finance lease payables consist of liabilities that are taken on lease for a contract term ranging from 1 to 5 years, with lease payments due in monthly or quarterly installments. Details of finance lease payables are given below:

	Minimum lease payments				Present value of minimum lease payment
	As at March 31,
	2017		2018		2017		2018
Not later than one year	₹	3,876	₹	3,838	₹	3,623	₹	3,720
Later than one year but not later than five years		4841		1,784		4,657		1,722
Later than five years		—		—		—		—

Total minimum lease payments		8,717		5,622		8,280		5,442
Less: Amounts representing interest		(437)		(180)		—		—

Present value of minimum lease payment payables	₹	8,280	₹	5,442	₹	8,280	₹	5,442

Liabilities directly associated with assets held for sale		—		(1,469)		—		(1,469)

Obligation under finance lease	₹	8,280	₹	3,973	₹	8,280	₹	3,973

Non-current finance lease payables						4,657		1,722
Current finance lease payables						3,623		2,251